Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.0000769 per share, to be issued under the Entera Bio Ltd. 2018 Equity Incentive Plan
Amount Registered | shares	4,808,931
Proposed Maximum Offering Price per Unit	2.77
Maximum Aggregate Offering Price	$ 13,320,738.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,839.59
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value NIS 0.0000769 per share ("Ordinary Shares"), of Entera Bio Ltd. (the "Registrant") that become issuable under the Entera Bio Ltd. 2018 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of the Registrant's outstanding Ordinary Shares. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of an Ordinary Share as reported on the Nasdaq Capital Market on August 5, 2026. (3) Represents an automatic annual increase of an aggregate of 4,808,931 Ordinary Shares pursuant to (i) the increase on January 1, 2026 to the number of Ordinary Shares reserved for issuance under, and which annual increase is provided for in, the Plan and (ii) a one time additional increase of 2,500,000 shares to the number of Ordinary Shares reserved for issuance under the Plan approved by the Registrant's shareholders. (4) The Registrant does not have any fee offsets.